Share Capital Authorized and Issued - Common Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Common shares repurchased (in shares)	5,484,838	1,932,418	6,923,116	2,290,020
Cost of shares repurchased, inclusive of commissions	$ 88.7	$ 33.7	$ 110.8	$ 38.7
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 16.17	$ 17.43	$ 16.01	$ 16.89